Document And Entity Information	Sep. 24, 2022
Document Information [Line Items]
Entity, Registrant Name	DOUGLAS DYNAMICS, INC.
Document, Type	8-K
Document, Period End Date	Sep. 24, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34728
Entity, Tax Identification Number	13-4275891
Entity, Address, Address Line One	11270 W. Park Place Ste. 300
Entity, Address, City or Town	Milwaukee
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53224
City Area Code	414
Local Phone Number	354-2310
Title of 12(b) Security	Common Stock
Trading Symbol	PLOW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001287213